Deposits - Maturities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Due within:
2020	$ 201,397
2021	60,286
2022	33,300
2023	15,302
2024	739
Thereafter	0
Time Deposits, Total	$ 311,024